Expense Example, No Redemption	May 01, 2026 USD ($)
Royce Premier Fund - A Class | Royce Premier Fund | Royce Premier Fund - A Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 668	[1]
Royce Small-Cap Fund - A Class | Royce Small-Cap Fund | Royce Small-Cap Fund - A Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	651	[2]
Royce Small-Cap Special Equity Fund - A Class | Royce Small-Cap Special Equity Fund | Royce Small-Cap Special Equity Fund - A Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 668	[3]

[1]	Assumes your investment is subject to the maximum initial sales charge of 5.25%.
[2]	Assumes your investment is subject to the maximum initial sales charge of 5.25%.
[3]	Assumes your investment is subject to the maximum initial sales charge of 5.25%.